Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 60,387	$ 59,397
Price Risk
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 30,674	$ 27,431
Percent of total loans	48.00%	46.00%
NovaQuest | Price Risk
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 30,674	$ 27,431
Percent of total loans	48.00%	46.00%